PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2022
PROPERTY, PLANT AND EQUIPMENT

4. PROPERTY, PLANT AND EQUIPMENT

				Assets	Corporate
	Mining	Mining	Processing	under	and right
	properties	equipment	equipment	construction	of use assets	Total
	$	$	$	$	$	$
At January 1, 2021
Cost	36,400	21,272	6,075	522	1,944	66,213
Accumulated amortization	(21,930)	(12,552)	(5,079)	-	(822)	(40,383)
	14,470	8,720	996	522	1,122	25,830

Year ended December 31, 2021
Opening net book value	14,470	8,720	996	522	1,122	25,830
Additions	4,441	516	263	2,711	30	7,961
Reclassification	2,131	875	196	(3,202)	-	-
Impairment (2)	(10,471)	(4,715)	(738)	-	(231)	(16,155)
Depletion and amortization	(4,532)	(2,373)	(275)	-	(348)	(7,528)
Exchange differences (1)	(666)	(333)	(17)	(31)	(17)	(1,064)
Closing net book value	5,373	2,690	425	-	556	9,044

At December 31, 2021
Cost	41,962	21,995	6,367	-	1,935	72,259
Accumulated amortization and impairment	(36,589)	(19,305)	(5,942)	-	(1,379)	(63,215)
	5,373	2,690	425	-	556	9,044

Period ended June 30, 2022
Opening net book value	5,373	2,690	425	-	556	9,044
Additions	713	7	58	-	-	778
Disposals	-	(68)	-	-	-	(68)
Reclassification	-	(630)	744	-	(114)	-
Depletion and amortization	(3,885)	(262)	(1,019)	-	(108)	(5,274)
Exchange differences (1)	124	55	21	-	1	201
Closing net book value	2,325	1,792	229	-	335	4,681

At June 30, 2022
Cost	43,687	20,779	8,895	-	1,126	74,487
Accumulated amortization and impairment	(41,362)	(18,987)	(8,666)	-	(791)	(69,806)
	2,325	1,792	229	-	335	4,681

(1)	Unrealized foreign exchange losses on translation of Mexican peso assets at the period-end exchange rate.

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and six months ended June 30, 2022 and 2021

(in thousands of U.S. dollars, except share and per share data)

(2)	On January 5, 2022, the Company announced that it was assessing the economic viability of mining at Platosa at achievable dewatering rates and with acceptable capital expenditures, beyond mid-2022. The mineral resources remaining beyond mid-2022 steepen significantly, with fewer vertical-tonnes-per-metre than historically encountered. Based on the recent drilling results and consideration of current and expected economic factors, the Company expects to wind down operations at Platosa during Q3 2022.

At December 31, 2021 and considering results from exploration and drilling assessments in Q4 2021 and Q1 2022, the Company performed an impairment test on the Platosa Mine CGU and Miguel Auza processing facility CGU. The recoverable amounts were calculated using the value-in-use method and estimated based on future cash flows. Key assumptions included future commodity prices, production based on current estimates of recoverable resources, and operating costs. In addition, the estimated residual value of Platosa’s property, plant and equipment required significant judgement. No discount rate was applied given the short-term nature of the cash flows. The estimated recoverable amount for the Platosa Mine CGU and Miguel Auza CGU was $7,264 and $1,338, respectively. Consequently, an impairment loss of $15,403 was recognized as at December 31, 2021 ($14,293 on the Platosa Mine, $1,110 on Miguel Auza). The recoverable amount and impairment was most sensitive to the future commodity price assumption – a 10% change in commodity prices would result in a $2,133 change in the recoverable amount and impairment. A 10% change in the residual value of Platosa’s property, plant and equipment would result in a $292 change in the recoverable amount and impairment.

In Q3 2021, the Company had recorded an impairment loss of $752 on the Miguel Auza CGU reflecting the impact of the Judgment against San Pedro (refer to Note 9).